Major Customer and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Major Customer And Geographic Information
Schedule of revenues as percentage

	Three Months ended June 30,		Six Months ended June 30,
	2026	2025	2026	2025
Customer A	21%	58%	35%	54%
Customer B	—	24%	—	17%
Customer C	—	—	—	12%

	Year ended December 31
	2025	2024
Customer A	52%	70%
Customer B	23%	18%

Schedule of non-affiliated customers with accounts receivable

	June 30, 2026	December 31, 2025
Customer A	11%	0%
Customer B	56%	82%

	December 31
	2025	2024
Customer A	—%	15%
Customer B	82%	78%

Schedule of revenues by geographic region

	Three Months ended June 30,		Six Months ended June 30,
	2026	2025	2026	2025
North America	$676,000	$136,600	$759,000	$321,700
South America	—	—	900	—
Asia	262,600	210,200	546,600	482,400
Australia	22,400	13,200	44,200	34,900
	$961,000	$360,000	$1,350,700	$839,000

	Year ended December 31
	2025	2024
North America	590,000	484,800
South America	—	600
Europe	—	—
Asia	822,600	1,546,500
Australia	81,200	85,900
	1,493,800	2,117,800